Loans and Allowance for Credit Losses, Troubled Debt Restructurings Modifications by Type (Details) (USD $) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013	Dec. 31, 2012	Dec. 31, 2011
Primary Modification Type [Abstract]
Principal	$ 1,301	$ 1,525	$ 2,109
Interest rate reduction	2,051	2,115	3,246
Other concessions, primary modification type	7,165	11,362	6,595
Total	10,517	15,002	11,950
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	338	1,176	481
Weighted average interest rate reduction	3.21%	3.59%	3.82%
Recorded investment related to interest rate reduction	2,996	3,274	4,771
Total Commercial [Member]
Primary Modification Type [Abstract]
Principal	52	70	308
Interest rate reduction	496	273	324
Other concessions, primary modification type	2,853	3,831	4,806
Total	3,401	4,174	5,438
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	29	62	134
Weighted average interest rate reduction	2.72%	1.58%	1.55%
Recorded investment related to interest rate reduction	497	283	354
Commercial and Industrial Loans [Member]
Primary Modification Type [Abstract]
Principal	4	11	166
Interest rate reduction	176	35	64
Other concessions, primary modification type	1,081	1,370	2,412
Total	1,261	1,416	2,642
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	17	40	84
Weighted average interest rate reduction	4.71%	1.60%	3.13%
Recorded investment related to interest rate reduction	176	38	69
Commercial Real Estate Mortgage [Member]
Primary Modification Type [Abstract]
Principal	33	47	113
Interest rate reduction	307	219	146
Other concessions, primary modification type	1,391	1,907	1,894
Total	1,731	2,173	2,153
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	8	12	24
Weighted average interest rate reduction	1.66%	1.57%	1.46%
Recorded investment related to interest rate reduction	308	226	160
Commercial Real Estate Construction [Member]
Primary Modification Type [Abstract]
Principal	0	12	29
Interest rate reduction	12	19	114
Other concessions, primary modification type	381	531	421
Total	393	562	564
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	4	10	26
Weighted average interest rate reduction	1.07%	1.69%	0.81%
Recorded investment related to interest rate reduction	12	19	125
Lease Financing [Member]
Primary Modification Type [Abstract]
Principal	0	0	0
Interest rate reduction	0	0	0
Other concessions, primary modification type	0	4	57
Total	0	4	57
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	0	0	0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Recorded investment related to interest rate reduction	0	0	0
Foreign Loans [Member]
Primary Modification Type [Abstract]
Principal	15	0	0
Interest rate reduction	1	0	0
Other concessions, primary modification type	0	19	22
Total	16	19	22
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	0	0	0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Recorded investment related to interest rate reduction	1	0	0
Total Consumer [Member]
Primary Modification Type [Abstract]
Principal	1,249	1,455	1,801
Interest rate reduction	1,555	1,842	2,922
Other concessions, primary modification type	4,312	7,531	1,789
Total	7,116	10,828	6,512
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	309	1,114	347
Weighted average interest rate reduction	3.31%	3.78%	4.00%
Recorded investment related to interest rate reduction	2,499	2,991	4,417
Real estate 1-4 family first mortgage [Member]
Primary Modification Type [Abstract]
Principal	1,143	1,371	1,629
Interest rate reduction	1,170	1,302	1,908
Other concessions, primary modification type	3,681	5,822	934
Total	5,994	8,495	4,471
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	233	547	293
Weighted average interest rate reduction	2.64%	3.00%	3.27%
Recorded investment related to interest rate reduction	2,019	2,379	3,322
Real estate 1-4 family junior lien mortgage [Member]
Primary Modification Type [Abstract]
Principal	103	79	98
Interest rate reduction	181	244	559
Other concessions, primary modification type	472	756	197
Total	756	1,079	854
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	42	512	28
Weighted average interest rate reduction	3.33%	3.70%	4.34%
Recorded investment related to interest rate reduction	276	313	654
Credit Card [Member]
Primary Modification Type [Abstract]
Principal	0	0	0
Interest rate reduction	182	241	336
Other concessions, primary modification type	0	0	0
Total	182	241	336
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	0	0	2
Weighted average interest rate reduction	10.38%	10.85%	10.77%
Recorded investment related to interest rate reduction	182	241	260
Automobile [Member]
Primary Modification Type [Abstract]
Principal	3	5	73
Interest rate reduction	12	54	115
Other concessions, primary modification type	97	265	3
Total	112	324	191
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	34	50	23
Weighted average interest rate reduction	7.66%	6.90%	6.39%
Recorded investment related to interest rate reduction	12	56	177
Other revolving credit and installment [Member]
Primary Modification Type [Abstract]
Principal	0	0	1
Interest rate reduction	10	1	4
Other concessions, primary modification type	12	22	4
Total	22	23	9
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	0	5	1
Weighted average interest rate reduction	4.87%	4.29%	5.00%
Recorded investment related to interest rate reduction	10	2	4
Trial modifications [Member]
Primary Modification Type [Abstract]
Principal	0	0	0
Interest rate reduction	0	0	0
Other concessions, primary modification type	50	666	651
Total	50	666	651
Financial effects of modifications [Abstract]
Charge-offs, financial effects of modifications	0	0	0
Weighted average interest rate reduction	0.00%	0.00%	0.00%
Recorded investment related to interest rate reduction	$ 0	$ 0	$ 0